COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Schedule of property and equipment

The following table sets forth the components of the Company's property and equipment at December 31, 2019 and December 31, 2018:

	December 31, 2019				December 31, 2018
	Cost	Accumulated Depreciation		Net Book Value	Cost	Accumulated Depreciation		Net Book Value

Computers and office equipment	$1,405	$	(–)	$1,405	$803	$	(–)	$803
Machinery and equipment	139,667		(66,704)	72,963	145,287		(54,860)	90,427
Vehicles	54,803		(38,642)	16,161	11,614		(4,224)	7,390
Total fixed assets	$195,875		$(105,346)	$90,529	$157,704		$(59,084)	$98,620